Common Stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock issued (in shares)			11,500,000
Issue price per share (in dollars per share)			$ 5.75
Common stock issued pursuant to full exercise of the underwriters' over-allotment option (in shares)			1,500,000
Net proceeds from issue of shares after deducting underwriters' commissions and offering expenses			$ 61,845,306
Underwriters' commissions and offering expenses incurred in connection with equity offering			4,279,694
Common stock issued on exercise of stock options (in shares)	317,600	468,000	220,700
Exercise price of options exercised (in dollars per share)	$ 1.60	$ 1.60
Proceeds from common stock issued on exercise of stock options	508,160	748,800	409,955
Cash proceeds received on exercise of stock options for which shares were not issued till date	$ 7,520	$ 3,360
Minimum
Exercise price of options exercised (in dollars per share)			$ 1.60
Maximum
Exercise price of options exercised (in dollars per share)			$ 2.69